ING Prime Rate Trust

(“Trust”)

Supplement dated September 17, 2008 to the

25,000,000 Common Shares Prospectus and

5,000,000 Common Shares Prospectus

each dated June 30, 2008

Effective September 16, 2008, the shareholders approved modifications to the Trust’s fundamental investment restriction governing borrowing.

The Trust’s Prospectuses are hereby revised as follows:

The first sentence of the section entitled “Prospectus Synopsis - Borrowings,” found on page 3 of each Prospectus, the third sentence of the second paragraph in the section entitled “Investment Objective and Policies - Policy on Borrowing,” found on page 14 of each Prospectus and the first sentence of the section entitled “Risk Factors and Special Considerations – Leverage,” found on page 18 of each Prospectus are hereby deleted and replaced with the following:

The Trust may borrow money in an amount permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive or other relief provided by the SEC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Prime Rate Trust

(“Trust”)

Supplement dated September 17, 2008

ING Prime Rate Trust

Statement of Additional Information (“SAI”)

dated June 30, 2008

Effective September 16, 2008, the shareholders approved modifications to the Trust’s fundamental investment restriction governing borrowing.

The Trust’s SAI is hereby revised as follows:

Investment Restriction number one in the section entitled “Investment Restrictions,” found on page 3 of the SAI, is hereby deleted and replaced with the following:

1.               Issue senior securities, except insofar as the Trust may be deemed to have   issued a senior security by reason of (i) entering into certain interest rate hedging transactions, (ii) entering into reverse repurchase agreements, (iii) borrowing money in an amount permitted under the 1940 Act, including the rules, regulations, interpretations there under and any exemptive relief provided by the SEC, or (iv) issuing a class or classes of preferred shares in an amount not exceeding 50%, or such other percentage permitted by law, of the Trust’s total assets less all liabilities and indebtedness not represented by senior securities;

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE